Schedule I, Condensed Financial Statements, of condensed other comprehensive income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income statement [Abstract]
Profit/(loss) for the year	$ (104,887)	$ 1,667	$ (198,186)
Items that may be subject to transfer to income statement [Abstract]
Change in fair value of cash flow hedges	(28,535)	(37,480)	56
Net income/(expenses) recognized directly in equity	97,815	(47,075)	(89,399)
Cash flow hedges	70,953	72,774	55,841
Transfer to income statement	53,215	54,580	41,881
Other comprehensive income/(loss)	151,030	7,505	(47,518)
Total comprehensive income/(loss) for the year	46,143	9,172	(245,704)
Parent Company [Member]
Other comprehensive income statement [Abstract]
Profit/(loss) for the year	52,565	31,263	(219,615)
Items that may be subject to transfer to income statement [Abstract]
Change in fair value of cash flow hedges	(13,666)	7,213	3,683
Net income/(expenses) recognized directly in equity	(13,666)	7,213	3,683
Cash flow hedges	(32)	2,321	662
Transfer to income statement	(32)	2,321	662
Other comprehensive income/(loss)	(13,698)	9,534	4,345
Total comprehensive income/(loss) for the year	$ 38,867	$ 40,797	$ (215,270)